REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 4,662,312	$ 5,245,489	$ 5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Revenue	4,732,869	5,329,214	5,954,833
Non-current Assets other than deferred tax	12,477,953	11,922,582	11,147,953
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,573,641	2,841,003	3,608,017
Revenue from rendering of services	38,852	54,921	71,210
Revenue	2,612,493	2,895,924	3,679,227
Non-current Assets other than deferred tax	8,404,695	7,480,456	6,865,406
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	379,200	395,689	479,698
Revenue from rendering of services	0	0	0
Revenue	379,200	395,689	479,698
Non-current Assets other than deferred tax	741,337	781,693	825,914
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	414,622	542,676	504,589
Revenue from rendering of services	0	0	0
Revenue	414,622	542,676	504,589
Non-current Assets other than deferred tax	694,079	947,265	984,746
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	829,497	928,617	815,668
Revenue from rendering of services	0	0	0
Revenue	829,497	928,617	815,668
Non-current Assets other than deferred tax	774,969	832,570	810,461
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	333,104	410,834	449,612
Revenue from rendering of services	31,690	28,731	26,039
Revenue	364,794	439,565	475,651
Non-current Assets other than deferred tax	1,725,736	1,724,698	1,661,425
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	132,248	126,670	0
Revenue from rendering of services	15	73	0
Revenue	132,263	126,743	0
Non-current Assets other than deferred tax	$ 137,137	$ 155,900	$ 0